Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$14,035,795.39	0.1275402	$4,329,910.12	0.0393449	$9,705,885.27
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$109,985,795.39	0.1099858	$100,279,910.12	0.1002799	$9,705,885.27

Weighted Avg. Coupon (WAC)	4.77%		4.80%
Weighted Avg. Remaining Maturity (WARM)	21.60		20.76
Pool Receivables Balance	$134,951,312.07		$124,812,429.48
Remaining Number of Receivables	22,459		21,715

Adjusted Pool Balance	$130,188,154.79		$120,482,269.52

III. COLLECTIONS

Principal:
Principal Collections	$9,938,181.26
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$215,232.33
Total Principal Collections	$10,153,413.59

Interest:
Interest Collections	$544,838.80
Late Fees & Other Charges	$30,784.14
Interest on Repurchase Principal	$-
Total Interest Collections	$575,622.94

Collection Account Interest	$243.62
Reserve Account Interest	$139.28
Servicer Advances	$-

Total Collections	$10,729,419.43

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$10,729,419.43
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$15,780,009.28

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$112,459.43		$112,459.43	$112,459.43
Collection Account Interest					$243.62
Late Fees & Other Charges					$30,784.14
Total due to Servicer					$143,487.19

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$19,299.22		$19,299.22

Total Class A interest:		$19,299.22		$19,299.22	$19,299.22

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$10,342,152.10

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$9,705,885.27

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,705,885.27
Class A Notes Total:		$9,705,885.27		$9,705,885.27
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$9,705,885.27		$9,705,885.27

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					636,266.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,763,157.28
Beginning Period Amount	$4,763,157.28
Current Period Amortization	$432,997.31
Ending Period Required Amount	$4,330,159.96
Ending Period Amount	$4,330,159.96
Next Distribution Date Amount	$3,920,988.07

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	15.52%	16.77%	16.77%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.89%	21,256	96.89%	$120,926,139.96
30 - 60 Days	1.67%	362	2.43%	$3,036,032.76
61 - 90 Days	0.37%	81	0.60%	$750,675.29
91 + Days	0.07%	16	0.08%	$99,581.47
		21,715		$124,812,429.48
Total
Delinquent Receivables 61 + days past due	0.45%	97	0.68%	$850,256.76
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.46%	103	0.66%	$896,731.80
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.46%	106	0.63%	$918,066.04
Three-Month Average Delinquency Ratio	0.45%		0.66%

Repossession in Current Period		21		$193,871.26
Repossession Inventory		37		$117,026.94

Charge-Offs
Gross Principal of Charge-Off for Current Period				$200,701.33
Recoveries				$(215,232.33)
Net Charge-offs for Current Period				$(14,531.00)

Beginning Pool Balance for Current Period				$134,951,312.07

Net Loss Ratio				-0.13%
Net Loss Ratio for 1st Preceding Collection Period				0.11%
Net Loss Ratio for 2nd Preceding Collection Period				0.12%
Three-Month Average Net Loss Ratio for Current Period				0.03%

Cumulative Net Losses for All Periods				$7,452,476.05
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$797,460.00
Number of Extensions				88